Income Tax Benefits (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred income tax assets (liabilities) :
Impairment on receivables	¥ 450	¥ 2,590
Inventories	1,889	3,358
Deferred revenue	2,174	977
Accrued expenses and employee benefits	3,258	1,411
Equity method investment and others		1,075
Net operating loss carry forwards	27,977	21,678
Total gross deferred tax assets	35,748	31,089
Less: valuation allowances	(32,490)	(27,747)
Total deferred tax assets, net of valuation allowance	3,258	3,342
Prepaid expenses and other current assets	(3,258)	(1,299)
Unrealized foreign exchange difference and others		(2,217)
Amortization & impairment of intangible asset	(295)	(292)
Deferred tax liabilities	¥ (295)	¥ (466)